BUSINESS COMBINATION (Details 14) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered	R$ 599,891
Fair value of the assets and liabilities acquired	516,625
Goodwill for future profitability expected	83,266
Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Purchase price considered	118,831
Fair value of the assets and liabilities acquired	R$ 118,831